Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Leasing revenue	$ 600	$ 800	$ 2,300	$ 3,800	$ 3,000
Revenue	54,006	53,199	196,943	181,284	123,210
Contract assets	2,200		2,800	600
Remaining performance obligation	$ 229,900		$ 229,400
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage			67.00%
Remaining performance obligation, term			12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Disaggregation of Revenue [Line Items]
Remaining performance obligation, percentage	74.00%
Remaining performance obligation, term	12 months
Charging systems and installation
Disaggregation of Revenue [Line Items]
Revenue	$ 3,800	$ 400	$ 6,000	$ 7,200	$ 600